UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     May 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $214,574 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRTRAN HLDGS INC              COM              00949P108     7563   736500 SH       SOLE                   736500        0        0
ANADIGICS INC                  COM              032515108     5141   435000 SH       SOLE                   435000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     4868  2098400 SH       SOLE                  2098400        0        0
AUDIOCODES LTD                 ORD              M15342104     4157   615000 SH       SOLE                   615000        0        0
AVAYA INC                      COM              053499109     2652   224600 SH       SOLE                   224600        0        0
CLAYMONT STEEL HOLDINGS INC    COM              18382P104     6184   310334 SH       SOLE                   310334        0        0
CLEARWIRE CORP                 CL A             185385309     3070   150000 SH       SOLE                   150000        0        0
CONSOL ENERGY INC              COM              20854P109    17894   457300 SH       SOLE                   457300        0        0
FLANDERS CORP                  COM              338494107     6005   828400 SH       SOLE                   828400        0        0
FUEL TECH INC                  COM              359523107     6576   266811 SH       SOLE                   266811        0        0
HORIZON OFFSHORE INC           COM NEW          44043J204    14460  1000000 SH       SOLE                  1000000        0        0
INSIGHT ENTERPRISES INC        COM              45765U103    11665   648800 SH       SOLE                   648800        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507     7615   500000 SH       SOLE                   500000        0        0
MICRON TECHNOLOGY INC          COM              595112103     9528   788750 SH       SOLE                   788750        0        0
NASDAQ STOCK MARKET INC        COM              631103108     7499   255000 SH       SOLE                   255000        0        0
NORTHWEST PIPE CO              COM              667746101     3831    96200 SH       SOLE                    96200        0        0
PEABODY ENERGY CORP            COM              704549104    16063   399180 SH       SOLE                   399180        0        0
PEOPLESUPPORT INC              COM              712714302    22077  1928200 SH       SOLE                  1928200        0        0
PROGRESSIVE GAMING INTL CORP   COM              74332S102     2353   522900 SH       SOLE                   522900        0        0
QUALCOMM INC                   COM              747525103    21330   500000 SH       SOLE                   500000        0        0
RADYNE CORP                    COM NEW          750611402     4522   495913 SH       SOLE                   495913        0        0
SHUFFLE MASTER INC             COM              825549108    13413   735000 SH       SOLE                   735000        0        0
SMITH & WESSON HLDG CORP       COM              831756101     5688   434580 SH       SOLE                   434580        0        0
SONICWALL INC                  COM              835470105     3218   385000 SH       SOLE                   385000        0        0
WHOLE FOODS MKT INC            COM              966837106     7202   160600 SH       SOLE                   160600        0        0